The Company has long-term arrangements with commitments that are not recognized as liabilities as at December 31, 2021 and 2020 as follows: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Management services – officers	$ 380,000	$ 192,000